Interest income	12 Months Ended
Dec. 31, 2019
Interest income.
Interest income
Interest income
Interest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognised gross, without deducting any tax withheld at source.
The detail of the main interest and similar income items earned in 2019, 2018 and 2017 is as follows:

Million euros
	2019	2018	2017
Loans and advances, central banks	1,314	1,320	1,881
Loans and advances, credit institutions	1,785	1,555	1,840
Debt instruments	6,378	6,429	7,141
Loans and advances, customers	46,180	43,489	43,640
Other interest	1,128	1,532	1,539
	56,785	54,325	56,041

Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortised cost or at fair value through Other comprehensive income.